SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Market Approach Valuation [Member]
Alliance Agreement [Line Items]
Estimated fair value of convertible senior notes	$ 480,840
Equity Pledge Agreement [Member]
Alliance Agreement [Line Items]
Effective term of agreement	10 years
Operating Agreements [Member]
Alliance Agreement [Line Items]
Effective term of agreement	10 years
Exclusive Call Option [Member]
Alliance Agreement [Line Items]
Effective term of agreement	10 years
Exclusive Technical Consultancy and Service Agreements [Member]
Alliance Agreement [Line Items]
Effective term of agreement	10 years
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries [Member]
Alliance Agreement [Line Items]
Intercompany payable to the WOFEs	$ 317,146		$ 137,168
Current and Non-current Restricted cash pledged to secure bank borrowings	184,719
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries [Member] | Service Fees [Member]
Alliance Agreement [Line Items]
Intercompany payable to the WOFEs	0		$ 0
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries [Member] | Technology Consultancy Services [Member]
Alliance Agreement [Line Items]
Intercompany service fees charged by WOFEs	$ 0	$ 0